UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE      68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 98.4%
	AEROSPACE/DEFENSE - 5.0%
10,600	General Dynamics Corp.	$ 722,602
8,140	Raytheon Co.	419,373
2,420	United Technologies Corp.	167,972
		1,309,947
	AGRICULTURE - 2.5%
4,800	Philip Morris International, Inc.	231,312
7,930	Reynolds American, Inc.	420,052
		651,364
	BANKS - 9.7%
7,110	Bank of America Corp.	107,077
7,330	BB&T Corp.	185,962
10,510	JPMorgan Chase & Co.	437,952
8,890	Northern Trust Corp.	465,836
4,790	PNC Financial Services Group, Inc.	252,864
11,110	US Bancorp	250,086
31,780	Wells Fargo & Co.	857,742
		2,557,519
	BEVERAGES - 3.5%
4,750	Brown-Forman Corp.	254,457
5,490	Coca-Cola Co.	312,930
5,620	PepsiCo, Inc.	341,696
		909,083
	CHEMICALS - 0.9%
2,490	CF Industries Holdings Inc.	226,042

	COAL - 1.0%
5,800	Peabody Energy Corp.	262,218

	COMMERCIAL SERVICES - 1.1%
4,620	Equifax, Inc.	142,712
7,110	Western Union Co.	134,024
		276,736
	COMPUTERS - 3.4%
12,720	Dell, Inc. *	182,659
5,430	International Business Machines Corp.	710,787
		893,446
	COSMETICS/PERSONAL CARE - 4.6%
1,790	Colgate-Palmolive Co.	147,049
17,540	Procter & Gamble Co.	1,063,450
		1,210,499
Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
17,960	Charles Schwab Corp.	$ 338,007
8,080	Discover Financial Services	118,857
2,960	IntercontinentalExchange, Inc. *	332,408
12,200	TD Ameritrade Holding Corp. *	236,436
		1,025,708
	ELECTRIC - 2.5%
7,900	American Electric Power Co., Inc.	274,841
8,030	Constellation Energy Group, Inc.	282,415
2,020	Exelon Corp.	98,717
		655,973
	ELECTRONICS - 1.6%
12,700	FLIR Systems, Inc. *	415,544

	FOOD - 3.1%
7,570	Campbell Soup Co.	255,866
32,880	Sara Lee Corp.	400,478
5,580	Sysco Corp.	155,905
		812,249
	HEALTHCARE-PRODUCTS - 2.0%
7,930	Johnson & Johnson	510,771

	HEALTHCARE-SERVICES - 2.5%
8,200	Aetna, Inc.	259,940
12,770	UnitedHealth Group, Inc.	389,230
		649,170
	INSURANCE - 3.4%
7,000	Chubb Corp.	344,260
8,650	Travelers Cos, Inc.	431,289
5,250	Unum Group	102,480
		878,029
	INTERNET - 3.0%
28,800	eBay, Inc. *	677,952
4,540	VeriSign, Inc. *	110,050
		788,002
	IRON/STEEL - 0.6%
3,460	Allegheny Technologies, Inc.	154,904

	MACHINERY-CONSTRUCTION & MINING - 1.0%
4,900	Joy Global, Inc.	252,791

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	MEDIA - 4.4%
14,130	Comcast Corp.	$ 238,232
21,080	Time Warner, Inc.	614,271
10,480	Viacom, Inc. *	311,570
		1,164,073
	MINING - 2.5%
8,020	Freeport-McMoRan Copper & Gold, Inc. *	643,926

	MISCELLANEOUS MANUFACTURING - 2.0%
3,620	Danaher Corp.	272,224
2,080	Eaton Corp.	132,330
2,490	ITT Corp.	123,853
		528,407
	OFFICE/BUSINESS EQUIPMENT - 0.5%
5,350	Pitney Bowes, Inc.	121,766

	OIL & GAS - 11.3%
2,860	Apache Corp.	295,066
3,240	Chevron Corp.	249,448
15,860	ConocoPhillips	809,970
1,520	Diamond Offshore Drilling, Inc.	149,598
19,630	Exxon Mobil Corp.	1,338,570
1,580	Occidental Petroleum Corp.	128,533
		2,971,185
	OIL & GAS SERVICES - 1.0%
9,100	Halliburton Co.	273,819

	PACKAGING & CONTAINERS - 0.5%
5,760	Sealed Air Corp.	125,914

	PHARMACEUTICALS - 5.9%
15,970	Abbott Laboratories	862,220
13,710	Eli Lilly & Co.	489,584
4,900	Merck & Co., Inc.	179,046
		1,530,850
	REITS - 1.6%
5,160	Public Storage	420,282

	RETAIL - 4.0%
26,360	Home Depot, Inc.	762,595
4,050	JC Penney Co., Inc.	107,771
3,370	Wal-Mart Stores, Inc.	180,127
		1,050,493

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	SEMICONDUCTORS - 0.7%
6,730	Microchip Technology, Inc.	$ 195,574

	SOFTWARE - 3.9%
23,130	CA, Inc.	519,500
11,620	Microsoft Corp.	354,294
6,160	Oracle Corp.	151,166
		1,024,960
	TELECOMMUNICATIONS - 4.3%
10,510	AT&T, Inc.	294,595
3,340	CenturyTel, Inc.	120,941
14,990	Harris Corp.	712,774
		1,128,310
	TRANSPORTATION - 0.5%
2,580	Norfolk Southern Corp.	135,244

	TOTAL COMMON STOCK ( Cost - $25,064,493)	25,754,798

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
409,572	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	409,572
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $409,572)	409,572

	TOTAL INVESTMENTS - 100.0% ( Cost - $25,474,065) (a)	$26,164,370
	OTHER ASSETS LESS LIABILITIES - 0.0%	2,107
	NET ASSETS - 100.0%	$26,166,477

* Non-income producing security.
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
At December 31, 2009 net unrealized appreciation for all securities was $690,305. This consists of aggregate gross unrealized appreciation of
$1,104,392 and aggregate gross unrealized depreciation of $(414,087).

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and  liabilities  measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,754,798	$ -	-	$ 25,754,798
Short - Term Investments	409,572	-	-	409,572
Total	$ 26,164,370	-	-	$ 26,164,370
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 4.7%
36,131	Ducommun, Inc.	$ 676,011
18,183	Kaman Corp.	419,846
		1,095,857
	BANKS - 2.3%
22,886	Old National Bancorp	284,473
11,796	PacWest Bancorp	237,690
		522,163
	CHEMICALS - 1.5%
10,911	Arch Chemicals, Inc.	336,932

	COMMERCIAL SERVICES - 5.6%
11,037	MAXIMUS, Inc.	551,850
9,684	Monro Muffler Brake, Inc.	323,833
19,665	Transcend Services, Inc. *	420,044
		1,295,727
	COMPUTERS - 1.1%
9,110	MTS Systems Corp.	261,821

	DISTRIBUTION/WHOLESALE - 3.5%
19,666	Scansource, Inc. *	525,082
10,734	WESCO International, Inc. *	289,925
		815,007
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
62,754	Marlin Business Services Corp. *	497,639
47,192	National Financial Partners Corp. *	381,783
		879,422
	ELECTRIC - 2.1%
17,471	Cleco Corp.	477,482

	ELECTRONICS - 3.7%
31,723	Benchmark Electronics, Inc. *	599,882
23,309	Electro Scientific Industries, Inc. *	252,203
		852,085
	ENGINEERING & CONSTRUCTION - 3.8%
25,097	Sterling Construction Co., Inc. *	481,360
22,055	Tutor Perini Corp. *	398,754
		880,114
Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	HEALTHCARE-PRODUCTS - 11.8%
16,321	Angiodynamics, Inc. *	$ 262,442
19,457	Greatbatch, Inc. *	374,158
11,371	ICU Medical, Inc. *	414,359
37,020	Medtox Scientific, Inc. *	286,905
49,537	PSS World Medical, Inc. *	1,118,050
20,168	Quidel Corp. *	277,915
		2,733,829
	HEALTHCARE-SERVICES - 5.2%
16,950	ICON PLC - ADR *	368,324
49,048	US Physical Therapy, Inc. *	830,383
		1,198,707
	HOME FURNISHINGS - 1.1%
30,496	Kimball International, Inc.	259,826

	HOUSEHOLD PRODUCTS - 3.7%
19,885	Jarden Corp.	614,645
15,035	Oil-Dri Corp. of America	233,043
		847,688
	INSURANCE - 11.1%
58,037	Amtrust Financial Services, Inc.	685,997
32,428	Flagstone Reinsurance Holdings Ltd.	354,762
47,954	Max Capital Group Ltd.	1,069,374
3,690	Navigators Group, Inc. *	173,836
5,151	RLI Corp.	274,291
		2,558,260
	INTERNET - 3.2%
36,166	j2 Global Communications, Inc. *	735,978

	MACHINERY-DIVERSIFIED - 1.8%
31,147	Columbus McKinnon Corp *	425,468

	METAL FABRICATE/HARDWARE - 1.4%
18,569	Hawk Corp. - Cl. A *	327,000

	OIL & GAS - 2.8%
16,551	Forest Oil Corp. *	368,260
18,965	Quicksilver Resources, Inc. *	284,665
		652,925
Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	OIL & GAS SERVICES - 3.1%
19,072	Hornbeck Offshore Services, Inc. *	$ 443,996
25,399	Tetra Technologies, Inc. *	281,421
		725,417
	PACKAGING & CONTAINERS - 1.4%
6,612	Rock-Tenn Co.	333,311

	REITS - 1.6%
25,638	Redwood Trust, Inc.	370,725

	RETAIL - 6.9%
30,582	AFC Enterprises, Inc. *	249,549
15,000	Red Robin Gourmet Burgers, Inc. *	268,500
106,013	Sonic Corp. *	1,067,551
		1,585,600
	SEMICONDUCTORS - 1.1%
14,304	MKS Instruments, Inc. *	249,033

	SOFTWARE - 4.8%
26,000	Double-Take Software, Inc. *	259,740
17,349	JDA Software Group, Inc. *	441,879
14,052	Progress Software Corp. *	410,459
		1,112,078
	TELECOMMUNICATIONS - 1.1%
14,686	IPG Photonics Corp. *	245,844

	TOYS/GAMES/HOBBIES - 3.6%
56,990	RC2 Corp. *	840,603

	TOTAL COMMON STOCK ( Cost - $19,787,522)	22,618,902

	TOTAL INVESTMENTS - 97.8% ( Cost - $19,787,522) (a)	$22,618,902
	ASSETS LESS OTHER LIABILITIES - 2.2%	503,840
	NET ASSETS - 100.0%	$23,122,742

* Non-income producing security.
ADR - American Depositary Receipts
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
At December 31, 2009 net unrealized appreciation for all securities was $2,831,380. This consists of aggregate gross unrealized appreciation of
$3,096,081 and aggregate gross unrealized depreciation of $(264,701).
Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and  liabilities  measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,618,902	$ -	-	$ 22,618,902
Total	$ 22,618,902	-	-	$ 22,618,902
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/26/10